Other creditors	12 Months Ended
Mar. 31, 2018
Other creditors
Other creditors

13.         Other creditors

This consists of deferred gains arising from the sale and leaseback of aircraft. During fiscal year 2018, 2 sale- and-leaseback aircraft were returned and Ryanair did not enter into sale-and-leaseback arrangements for any new Boeing 737-800 “next generation” aircraft (2017: nil; 2016: 8).  Total sale-and-leaseback aircraft at March 31, 2018 was 31.